Restricted Share Units (RSUs) Awarded to Certain Key Executives (Parenthetical) (Detail) (Restricted Stock Units (RSUs), Certain Key Executives)	Mar. 31, 2012
Restricted Stock Units (RSUs) | Certain Key Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	150,000